Subsequent Events, textual (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified			1 Months Ended			1 Months Ended	0 Months Ended
	Jan. 31, 2014 Newbuild delivery Lake Despina dwt	Jan. 31, 2014 Newbuild delivery Kypros Land dwt	Feb. 28, 2014 Credit facility	Feb. 28, 2014 Credit facility Term loan tranche	Feb. 28, 2014 Credit facility Reducing revolving tranche	Feb. 21, 2014 Dividend declaration Common Stock	Jan. 10, 2014 Dividend declaration Series B cumulative redeemable perpetual preferred shares
Vessel acquisition
Vessel Capacity	181,400	77,100
Dividend declaration
Dividends Payable, Amount Per Share						$ 0.06	$ 0.5
Dividends Payable						$ 5,006	$ 800
Dividends Payable, Date Of Record						Mar. 10, 2014	Jan. 24, 2014
Dividends Payable, Date to be Paid						Mar. 17, 2014	Jan. 30, 2014
Line of credit
Line of Credit Facility, Maximum Borrowing Capacity			$ 51,000	$ 30,900	$ 20,100
Line Of Credit Facility Repayment Period			5 years
Line of Credit Facility, Frequency of Payment and Payment Terms			in 10 semi-annual consecutive installments commencing six months after drawdown and a balloon payment with the final installment.
Line Of Credit Facility Duration First Required Payment			six months after drawdown